Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Line Items]
Unrealized gains on marketable securities	$ 4,800	$ 101	$ 4,700